Note 3 - Acquisitions - Acquisitions Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current assets, excluding cash		$ 53,305
Non-current assets		10,875
Current liabilities		(51,818)
Long-term liabilities		(21,680)
Net identifiable assets acquired		(9,318)
Cash consideration, net of cash acquired	$ (80,576)	(586,242)
Acquisition date fair value of contingent consideration		(60,101)
Total purchase consideration		(646,343)
Acquired intangible assets		(374,936)
Acquired goodwill	58,221	465,682
Current assets, excluding cash		53,305
Acquired intangible assets		374,936
Redeemable non-controlling interest		184,957
Actual from acquired entities for 2018, Revenues	75,288
Actual from acquired entities for 2018, Net earnings from continuing operations	1,479
Supplemental pro forma revenues (unaudited), Revenues	3,093,751	3,049,050
Supplemental pro forma net earnings (unaudited), Net earnings from continuing operations	139,807	144,877
Finland Residential Property Management Business [Member]
Current assets, excluding cash	29,720	4,734
Non-current assets	7,989	2,581
Current liabilities	(18,616)	(9,421)
Long-term liabilities	(11,913)	(6,072)
Net identifiable assets acquired	7,180	(8,178)
Cash consideration, net of cash acquired	(80,576)	(57,287)
Acquisition date fair value of contingent consideration
Total purchase consideration	(80,576)	(57,287)
Acquired intangible assets	(42,226)	(26,841)
Acquired goodwill	58,221	38,624
Redeemable non-controlling interest	27,051
Current assets, excluding cash	29,720	4,734
Acquired intangible assets	$ 42,226	26,841
Redeemable non-controlling interest
Harrison Street Real Estate Capital [Member]
Current assets, excluding cash		16,948
Non-current assets		4,678
Current liabilities		(14,544)
Long-term liabilities
Net identifiable assets acquired		7,082
Cash consideration, net of cash acquired		(447,513)
Acquisition date fair value of contingent consideration		(40,889)
Total purchase consideration		(488,402)
Acquired intangible assets		(278,600)
Acquired goodwill		366,350
Current assets, excluding cash		16,948
Acquired intangible assets		278,600
Redeemable non-controlling interest		163,630
Other Acquisitions [Member]
Current assets, excluding cash		31,623
Non-current assets		3,616
Current liabilities		(27,853)
Long-term liabilities		(15,608)
Net identifiable assets acquired		(8,222)
Cash consideration, net of cash acquired		(81,442)
Acquisition date fair value of contingent consideration		(19,212)
Total purchase consideration		(100,654)
Acquired intangible assets		(69,495)
Acquired goodwill		60,708
Current assets, excluding cash		31,623
Acquired intangible assets		69,495
Redeemable non-controlling interest		$ 21,327